Pensions and Other Post-employment Benefit Obligations - Summary of Amounts Recognized in the Consolidated Statement of Financial Position (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Present value of funded obligation	€ 674	€ 691
Fair value of plan assets	(380)	(387)
Deficit of funded plans	294	304
Present value of unfunded obligation	316	360
Net liability arising from defined benefit obligation	610	664
Pension benefits [member]
Disclosure of net defined benefit liability (asset) [line items]
Present value of funded obligation	674	691
Fair value of plan assets	(380)	(387)
Deficit of funded plans	294	304
Present value of unfunded obligation	115	110
Net liability arising from defined benefit obligation	409	414
Other benefits [member]
Disclosure of net defined benefit liability (asset) [line items]
Present value of unfunded obligation	201	250
Net liability arising from defined benefit obligation	€ 201	€ 250